UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Robinson Tax Advantaged Income Fund
(Class A: ROBAX)
(Class C: ROBCX)
(Institutional Class: ROBNX)

Robinson Opportunistic Income Fund
(Class A: RBNAX)
(Class C: RBNCX)
(Institutional Class: RBNNX)

SEMI-ANNUAL REPORT
JUNE 30, 2017

Robinson Funds
Each a series of Investment Managers Series Trust

Table of Contents
Robinson Tax Advantaged Income Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Robinson Opportunistic Income Fund
Schedule of Investments	11
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	21
Supplemental Information	32
Expense Examples	36

This report and the financial statements contained herein are provided for the general information of the shareholders of the Robinson Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 97.5%
354,859	AllianceBernstein National Municipal Income Fund, Inc.	$4,858,020
113,891	BlackRock Investment Quality Municipal Trust, Inc.	1,689,003
39,791	BlackRock Long-Term Municipal Advantage Trust	469,534
100,000	BlackRock Muni Intermediate Duration Fund, Inc.	1,404,000
110,811	BlackRock Municipal Bond Trust	1,724,219
262,589	BlackRock Municipal Income Trust	3,713,008
200,884	BlackRock MuniHoldings Investment Quality Fund	2,955,004
171,151	BlackRock MuniHoldings Quality Fund, Inc.	2,300,269
245,936	BlackRock MuniVest Fund, Inc.	2,380,660
419,440	BlackRock MuniYield Quality Fund II, Inc.	5,503,053
111,216	BlackRock MuniYield Quality Fund, Inc.	1,707,166
111,127	Deutsche Strategic Municipal Income Trust	1,385,754
287,158	Dreyfus Municipal Bond Infrastructure Fund, Inc.	3,761,770
297,027	Dreyfus Municipal Income, Inc.	2,676,213
243,836	Eaton Vance Municipal Bond Fund	3,094,279
144,014	Eaton Vance Municipal Bond Fund II	1,823,217
436,503	Eaton Vance Municipal Income Trust	5,674,539
164,526	Federated Premier Municipal Income Fund	2,402,080
605,008	Invesco Advantage Municipal Income Trust II	6,987,842
429,834	Invesco Municipal Opportunity Trust	5,626,527
155,663	Invesco Municipal Trust	1,997,156
534,946	Invesco Quality Municipal Income Trust	6,815,212
297,804	Invesco Trust for Investment Grade Municipals	3,996,530
473,642	Invesco Value Municipal Income Trust	7,185,149
380,380	MFS High Income Municipal Trust	1,977,976
133,695	MFS High Yield Municipal Trust	628,366
64,978	MFS Municipal Income Trust	461,994
224,351	Neuberger Berman Intermediate Municipal Fund, Inc.	3,414,622
365,582	Nuveen AMT-Free Municipal Credit Income Fund	5,538,567
822,079	Nuveen AMT-Free Municipal Income Fund	11,254,261
226,136	Nuveen Enhanced Municipal Value Fund	3,245,052
370,849	Nuveen Municipal Credit Income Fund	5,533,067
541,098	Nuveen Quality Municipal Income Fund	7,597,016
266,624	PIMCO Municipal Income Fund	3,642,084
22,417	PIMCO Municipal Income Fund III	262,727
584,441	Pioneer Municipal High Income Advantage Trust	6,837,960
573,606	Pioneer Municipal High Income Trust	6,952,105
564,760	Putnam Managed Municipal Income Trust	4,241,348
459,586	Putnam Municipal Opportunities Trust	5,744,825
216,353	Western Asset Managed Municipals Fund, Inc.	2,983,508
	TOTAL CLOSED-END FUNDS (Cost $153,484,958)	152,445,682

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.9%
$1,459,458	UMB Money Market Fiduciary, 0.01%[1]	$1,459,458
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,459,458)	1,459,458

	TOTAL INVESTMENTS – 98.4% (Cost $154,944,416)	153,905,140
	Other Assets in Excess of Liabilities – 1.6%	2,564,148
	TOTAL NET ASSETS – 100.0%	$156,469,288

[1]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
(225)	U.S. 5 Year Treasury Note	September 2017	$(26,575,242)	$(26,513,086)	$62,156
(270)	U.S. 10 Year Treasury Note	September 2017	(33,993,338)	(33,893,438)	99,900
(150)	U.S. Treasury Long Bond	September 2017	(22,891,828)	(23,053,125)	(161,297)
(40)	Ultra Long Term U.S. Treasury Bond	September 2017	(6,534,800)	(6,635,000)	(100,200)

TOTAL FUTURES CONTRACTS			$(89,995,208)	$(90,094,649)	$(99,441)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Closed-End Funds	97.5%
Short-Term Investments	0.9%
Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $154,944,416)	$153,905,140
Cash deposited with brokers for futures contracts	2,786,051
Receivables:
Investment securities sold	2,110,007
Unrealized appreciation on futures contracts	162,056
Fund shares sold	36,985
Dividends and interest	392,388
Prepaid expenses	36,655
Total assets	159,429,282

Liabilities:
Payables:
Investment securities purchased	2,162,737
Unrealized depreciation on futures contracts	261,497
Fund shares redeemed	321,315
Advisory fees	126,277
Distribution fees - Class A & Class C (Note 6)	14,188
Shareholder servicing fees (Note 7)	12,668
Fund administration fees	15,212
Transfer agent fees and expenses	13,893
Fund accounting fees	10,118
Auditing fees	8,912
Custody fees	3,572
Chief Compliance Officer fees	1,892
Trustees' fees and expenses	531
Accrued other expenses	7,182
Total liabilities	2,959,994

Net Assets	$156,469,288

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$161,680,245
Accumulated undistributed net investment income	7,120
Accumulated undistributed net realized loss on investments and futures contracts	(4,079,360)
Net unrealized depreciation on:
Investments	(1,039,276)
Futures contracts	(99,441)
Net Assets	$156,469,288

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$30,934,403
Shares of beneficial interest issued and outstanding	3,175,267
Redemption price[1]	9.74
Maximum sales charge (3.75% of offering price)[2]	0.38
Maximum offering price to public	$10.12

Class C Shares:
Net assets applicable to shares outstanding	$10,159,273
Shares of beneficial interest issued and outstanding	1,043,644
Redemption price[3]	$9.73

Institutional Class Shares:
Net assets applicable to shares outstanding	$115,375,612
Shares of beneficial interest issued and outstanding	11,845,029
Redemption price	$9.74

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $500,000 or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$3,950,727
Interest	141
Total investment income	3,950,868

Expenses:
Advisory fees	792,270
Fund administration fees	53,921
Distribution fees - Class C (Note 6)	52,862
Distribution fees - Class A (Note 6)	37,807
Shareholder servicing fees (Note 7)	43,157
Registration fees	41,382
Transfer agent fees and expenses	38,874
Fund accounting fees	30,320
Legal fees	15,551
Custody fees	13,418
Miscellaneous	9,616
Auditing fees	9,582
Shareholder reporting fees	6,814
Chief Compliance Officer fees	5,830
Trustees' fees and expenses	4,591
Insurance fees	686
Total expenses	1,156,681
Advisory fees waived	(93,532)
Net expenses	1,063,149
Net investment income	2,887,719

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on:
Investments	(2,177,947)
Futures contracts	(2,090,788)
Net realized loss	(4,268,735)
Net change in unrealized appreciation/depreciation on:
Investments	7,720,784
Futures contracts	146,365
Net change in unrealized appreciation/depreciation	7,867,149
Net realized and unrealized gain on investments and futures contracts	3,598,414

Net Increase in Net Assets from Operations	$6,486,133

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,887,719	$4,678,653
Net realized gain (loss) on investments, futures contracts, and distributions from other investment companies	(4,268,735)	3,207,042
Net change in unrealized appreciation/depreciation on investments and futures contracts	7,867,149	(10,876,544)
Net increase (decrease) in net assets resulting from operations	6,486,133	(2,990,849)

Distributions to Shareholders:
From net investment income:
Class A	(590,124)	(943,289)
Class C	(166,407)	(249,953)
Institutional Class	(2,124,068)	(3,478,239)
From net realized gains:
Class A	(317,295)	(180,980)
Class C	(103,375)	(78,774)
Institutional Class	(1,176,241)	(580,152)
Total distributions to shareholders	(4,477,510)	(5,511,387)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,108,603	33,676,826
Class C	808,773	12,697,912
Institutional Class	34,867,284	87,229,598
Reinvestment of distributions:
Class A	749,338	869,382
Class C	262,470	317,857
Institutional Class	1,990,836	2,502,908
Cost of shares redeemed:
Class A	(3,213,443)	(13,479,957)
Class C	(2,772,794)	(1,666,862)
Institutional Class	(10,841,897)	(57,914,448)
Net increase in net assets from capital transactions	25,959,170	64,233,216

Total increase in net assets	27,967,793	55,730,980

Net Assets:
Beginning of period	128,501,495	72,770,515
End of period	$156,469,288	$128,501,495

Accumulated undistributed net investment income	$7,120	$-

Capital Share Transactions:
Shares sold:
Class A	424,833	3,279,575
Class C	83,326	1,232,193
Institutional Class	3,613,615	8,518,606
Shares reinvested:
Class A	77,336	86,538
Class C	27,102	31,857
Institutional Class	205,516	248,995
Shares redeemed:
Class A	(330,942)	(1,340,708)
Class C	(286,394)	(168,692)
Institutional Class	(1,117,456)	(5,734,442)
Net increase in capital share transactions	2,696,936	6,153,922

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period September 30, 2014* through December, 31, 2014
Net asset value, beginning of period	$9.62	$10.09	$10.03	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.19	0.41	0.45	0.11
Net realized and unrealized gain (loss) on investments	0.22	(0.41)	0.06	0.03
Total from investment operations	0.41	-	0.51	0.14

Less Distributions:
From net investment income	(0.19)	(0.42)	(0.45)	(0.11)
From net realized gains	(0.10)	(0.05)	-	-
Total distributions	(0.29)	(0.47)	(0.45)	(0.11)

Net asset value, end of period	$9.74	$9.62	$10.09	$10.03

Total return	4.29%[3,6]	(0.05)%[3]	5.34%[4]	1.44%[4,6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,934	$28,887	$9,874	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.73%[7]	1.73%	2.10%	6.27%[7]
After fees waived and expenses absorbed[5]	1.60%[7]	1.60%	1.60%	1.60%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	3.75%[7]	3.83%	4.15%	(0.23)%[7]
After fees waived and expenses absorbed[2]	3.88%[7]	3.96%	4.65%	4.44%[7]

Portfolio turnover rate	51%[6]	128%	92%	19%[6]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.75% of offering price which is reduced on sales of $100,000 or more and no initial sales charge is applied to purchases of $500,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of purchase. If these sales charges were included total returns would be lower.

[4]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.

[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period September 30, 2014* through December, 31, 2014
Net asset value, beginning of period	$9.61	$10.09	$10.03	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.15	0.33	0.38	0.09
Net realized and unrealized gain (loss) on investments	0.22	(0.41)	0.06	0.04
Total from investment operations	0.37	(0.08)	0.44	0.13

Less Distributions:
From net investment income	(0.15)	(0.35)	(0.38)	(0.10)
From net realized gains	(0.10)	(0.05)	-	-
Total distributions	(0.25)	(0.40)	(0.38)	(0.10)

Net asset value, end of period	$9.73	$9.61	$10.09	$10.03

Total return[3]	3.90%[5]	(0.85)%	4.60%	1.27%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,159	$11,716	$1,253	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	2.48%[6]	2.48%	2.85%	7.02%[6]
After fees waived and expenses absorbed[4]	2.35%[6]	2.35%	2.35%	2.35%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	3.00%[6]	3.08%	3.40%	(0.98)%[6]
After fees waived and expenses absorbed[2]	3.13%[6]	3.21%	3.90%	3.69%[6]

Portfolio turnover rate	51%[5]	128%	92%	19%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Period September 30, 2014* through December, 31, 2014
Net asset value, beginning of period	$9.61	$10.09	$10.03	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.20	0.43	0.48	0.12
Net realized and unrealized gain (loss) on investments	0.23	(0.41)	0.06	0.03
Total from investment operations	0.43	0.02	0.54	0.15

Less Distributions:
From net investment income	(0.20)	(0.45)	(0.48)	(0.12)
From net realized gains	(0.10)	(0.05)	-	-
Total distributions	(0.30)	(0.50)	(0.48)	(0.12)

Net asset value, end of period	$9.74	$9.61	$10.09	$10.03

Total return[3]	4.53%[5]	0.09%	5.58%	1.52%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$115,376	$87,898	$61,644	$10,150

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.48%[6]	1.48%	1.85%	6.02%[6]
After fees waived and expenses absorbed[4]	1.35%[6]	1.35%	1.35%	1.35%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	4.00%[6]	4.08%	4.40%	0.02%[6]
After fees waived and expenses absorbed[2]	4.13%[6]	4.21%	4.90%	4.69%[6]

Portfolio turnover rate	51%[5]	128%	92%	19%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 92.6%
104,899	Advent Claymore Convertible Securities and Income Fund	$1,694,119
279,513	Advent Claymore Convertible Securities and Income Fund II	1,741,366
416,626	AllianzGI Convertible & Income Fund II	2,591,414
183,488	Alpine Global Premier Properties Fund	1,163,314
62,185	Apollo Senior Floating Rate Fund, Inc.	1,049,061
180,928	Ares Dynamic Credit Allocation Fund, Inc.	2,958,173
10,476	Barings Global Short Duration High Yield Fund	207,215
253,919	BlackRock Corporate High Yield Fund, Inc.	2,782,952
20,000	BlackRock Credit Allocation Income Trust	269,000
36,957	BlackRock Debt Strategies Fund, Inc.	426,484
77,027	BlackRock Limited Duration Income Trust	1,215,486
80,195	Blackstone/GSO Long-Short Credit Income Fund	1,294,347
181,958	Blackstone/GSO Strategic Credit Fund	2,896,771
155,799	Brookfield Real Assets Income Fund, Inc.	3,611,421
124,343	Calamos Convertible and High Income Fund	1,472,221
57,331	Cohen & Steers Total Return Realty Fund, Inc.	721,224
61,438	Diversified Real Asset Income Fund	1,072,093
47,369	DoubleLine Income Solutions Fund	978,170
161,415	Eaton Vance Limited Duration Income Fund	2,275,951
77,882	Eaton Vance Senior Floating-Rate Trust	1,161,221
100,721	First Trust Senior Floating Rate Income Fund II	1,340,597
7,461	Flaherty & Crumrine Preferred Income Fund, Inc.	117,436
101,116	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	2,221,519
246,111	Invesco Dynamic Credit Opportunities Fund	2,955,793
113,410	John Hancock Investors Trust	1,944,981
200,350	Neuberger Berman High Yield Strategies Fund, Inc.	2,382,161
136,900	Nuveen Credit Strategies Income Fund	1,178,709
25,314	Nuveen Dow 30sm Dynamic Overwrite Fund	418,187
119,604	Nuveen Global High Income Fund	2,017,719
42,931	Nuveen Preferred & Income Term Fund	1,055,673
137,247	Nuveen Preferred Income Opportunities Fund	1,427,369
124,310	Pacholder High Yield Fund, Inc.	989,508
40,863	PIMCO Dynamic Credit Income Fund	912,062
86,722	Pioneer Diversified High Income Trust	1,423,108
360,722	Pioneer High Income Trust	3,567,541
28,521	PowerShares Emerging Markets Sovereign Debt Portfolio	834,810
60,400	PowerShares Fundamental High Yield Corporate Bond Portfolio	1,148,808
52,500	PowerShares Preferred Portfolio	793,275
61,097	Principal Real Estate Income Fund	1,105,245
22,364	Prudential Short Duration High Yield Fund, Inc.	341,498
45,741	THL Credit Senior Loan Fund	810,988
66,538	Voya Global Advantage and Premium Opportunity Fund	719,276
19,545	Voya Global Equity Dividend and Premium Opportunity Fund	147,760
196,300	Voya Prime Rate Trust	1,056,094
193,809	Wells Fargo Income Opportunities Fund	1,659,005

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS (Continued)
379,545	Western Asset High Income Fund II, Inc.	$2,728,929
34,279	Western Asset High Yield Defined Opportunity Fund, Inc.	523,783
37,420	Western Asset Investment Grade Defined Opportunity Trust, Inc.	814,633
162,319	Western Asset Premier Bond Fund	2,269,220

	TOTAL CLOSED-END FUNDS (Cost $65,516,585)	70,487,690
	EXCHANGE-TRADED FUNDS – 3.0%
6,325	iPATH S&P 500 VIX Short-Term Futures ETN*	80,707
55,917	iShares U.S. Preferred Stock ETF	2,190,269

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,767,193)	2,270,976

Principal Amount

	SHORT-TERM INVESTMENTS – 2.9%
$2,201,821	UMB Money Market Fiduciary, 0.01%[1]	2,201,821

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,201,821)	2,201,821

	TOTAL INVESTMENTS – 98.5% (Cost $70,485,599)	74,960,487
	Other Assets in Excess of Liabilities – 1.5%	1,111,375

	TOTAL NET ASSETS – 100.0%	$76,071,862

ETF – Exchange Traded Fund
ETN – Exchange Traded Note
*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
(20)	E-mini Dow Jones Industrial Average	September 2017	$(2,118,200)	$(2,130,000)	$(11,800)
(100)	E-mini S&P 500	September 2017	(12,131,250)	(12,104,500)	26,750
(30)	Russell 2000 Mini Index	September 2017	(2,133,300)	(2,121,450)	11,850
(30)	U.S. 2 Year Treasury Note	September 2017	(6,492,038)	(6,483,282)	8,756
(70)	U.S. 5 Year Treasury Note	September 2017	(8,267,853)	(8,248,515)	19,338
(50)	U.S. 10 Year Treasury Note	September 2017	(6,295,062)	(6,276,562)	18,500
(10)	U.S. Treasury Long Bond	September 2017	(1,526,122)	(1,536,875)	(10,753)

TOTAL FUTURES CONTRACTS			$(38,963,825)	$(38,901,184)	$62,641

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Closed-End Funds	92.6%
Exchange-Traded Funds	3.0%
Short-Term Investments	2.9%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $70,485,599)	$74,960,487
Cash deposited with brokers for futures contracts	907,193
Receivables:
Investment securities sold	826,263
Unrealized appreciation on futures contracts	85,194
Fund shares sold	27
Dividends and interest	130,813
Prepaid expenses	54,892
Total assets	76,964,869

Liabilities:
Payables:
Investment securities purchased	784,493
Unrealized depreciation on futures contracts	22,553
Advisory fees	52,409
Shareholder servicing fees (Note 7)	2,738
Distribution fees - Class A & Class C (Note 6)	4,682
Auditing fees	8,353
Fund administration fees	7,603
Transfer agent fees and expenses	3,916
Fund accounting fees	3,334
Chief Compliance Officer fees	1,176
Custody fees	779
Trustees' fees and expenses	206
Accrued other expenses	765
Total liabilities	893,007

Net Assets	$76,071,862

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$71,833,631
Accumulated undistributed net investment income	206,570
Accumulated undistributed net realized loss on investments and futures contracts	(505,868)
Net unrealized appreciation on:
Investments	4,474,888
Futures contracts	62,641
Net Assets	$76,071,862

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$4,414,837
Shares of beneficial interest issued and outstanding	392,464
Redemption price[1]	11.25
Maximum sales charge (4.25% of offering price)[2]	0.50
Maximum offering price to public	$11.75

Class C Shares:
Net assets applicable to shares outstanding	$4,917,970
Shares of beneficial interest issued and outstanding	438,196
Redemption price[3]	$11.22

Institutional Class Shares:
Net assets applicable to shares outstanding	$66,739,055
Shares of beneficial interest issued and outstanding	5,934,070
Redemption price	$11.25

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$2,540,484
Interest	88
Total investment income	2,540,572

Expenses:
Advisory fees	370,524
Registration fees	39,424
Fund administration fees	31,791
Transfer agent fees and expenses	24,211
Shareholder servicing fees (Note 7)	16,819
Fund accounting fees	16,206
Legal fees	14,357
Distribution fees - Class C (Note 6)	13,379
Distribution fees - Class A (Note 6)	5,157
Auditing fees	9,854
Miscellaneous	5,388
Chief Compliance Officer fees	5,330
Shareholder reporting fees	5,275
Trustees' fees and expenses	3,847
Custody fees	3,824
Insurance fees	572
Total expenses	565,958
Advisory fees waived	(92,863)
Net expenses	473,095
Net investment income	2,067,477

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	1,214,123
Futures contracts	(1,252,524)
Net realized loss	(38,401)
Net change in unrealized appreciation/depreciation on:
Investments	1,553,137
Futures contracts	(56,037)
Net change in unrealized appreciation/depreciation	1,497,100
Net realized and unrealized gain on investments and futures contracts	1,458,699

Net Increase in Net Assets from Operations	$3,526,176

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period Ended December 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,067,477	$3,171,127
Net realized loss on investments, futures contracts and distributions from other investment companies	(38,401)	(467,468)
Net change in unrealized appreciation/depreciation on investments and futures contracts	1,497,100	4,592,219
Net increase in net assets resulting from operations	3,526,176	7,295,878

Distributions to Shareholders:
From net investment income:
Class A	(112,050)	(171,486)
Class C	(64,352)	(24,090)
Institutional Class	(1,718,766)	(2,979,709)
From return of capital:
Class A	-	(18,868)
Class C	-	(2,651)
Institutional Class	-	(327,847)
Total distributions to shareholders	(1,895,168)	(3,524,651)

Capital Transactions:
Net proceeds from shares sold:
Class A	946,329	8,076,444
Class C	4,119,969	980,490
Institutional Class	14,229,643	40,258,668
Institutional Class Capital Issued with Reorganization of Private Fund (Note 1)	-	36,879,274
Reinvestment of distributions:
Class A	72,143	159,492
Class C	56,476	14,918
Institutional Class	994,700	1,801,676
Cost of shares redeemed:
Class A	(394,266)	(4,622,068)
Class C	(188,867)	(130,270)
Institutional Class	(5,943,734)	(26,651,390)
Net increase in net assets from capital transactions	13,892,393	56,767,234

Total increase in net assets	15,523,401	60,538,461

Net Assets:
Beginning of period	60,548,461	10,000
End of period	$76,071,862	$60,548,461

Accumulated undistributed net investment income	$206,570	$34,261

Capital Share Transactions:
Shares sold:
Class A	84,455	765,254
Class C	367,404	93,202
Institutional Class	1,270,918	3,913,607
Institutional Class Shares Issued with Reorganization of Private Fund (Note 1)	-	3,687,927
Shares reinvested:
Class A	6,462	14,986
Class C	5,057	1,400
Institutional Class	89,071	175,044
Shares redeemed:
Class A	(35,229)	(443,714)
Class C	(17,033)	(12,084)
Institutional Class	(531,763)	(2,671,234)
Net increase in capital share transactions	1,239,342	5,524,388

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Period Ended December 31, 2015*
Net asset value, beginning of period	$10.96	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.33	0.72	-
Net realized and unrealized gain on investments	0.26	1.02	-
Total from investment operations	0.59	1.74	-

Less Distributions:
From net investment income	(0.30)	(0.70)	-
From return of capital	-	(0.08)	-
Total distributions	(0.30)	(0.78)	-

Net asset value, end of period	$11.25	$10.96	$10.00

Total return[3]	5.45%[5]	18.20%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,415	$3,691	$3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.87%[6]	2.01%	-%
After fees waived and expenses absorbed[4]	1.60%[6]	1.60%	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	5.66%[6]	6.29%	-%
After fees waived and expenses absorbed[2]	5.93%[6]	6.70%	-%

Portfolio turnover rate	30%[5]	87%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Effective February 15, 2017, the Fund has lowered the maximum sales charge imposed on purchases of Class A Shares from 5.75% to 4.25%. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Period Ended December 31, 2015*
Net asset value, beginning of period	$10.94	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.29	0.64	-
Net realized and unrealized gain on investments	0.25	1.01	-
Total from investment operations	0.54	1.65	-

Less Distributions:
From net investment income	(0.26)	(0.64)	-
From return of capital	-	(0.07)	-
Total distributions	(0.26)	(0.71)	-

Net asset value, end of period	$11.22	$10.94	$10.00

Total return[3]	4.99%[5]	17.23%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,918	$905	$3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	2.62%[6]	2.76%	-%
After fees waived and expenses absorbed[4]	2.35%[6]	2.35%	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	4.91%[6]	5.54%	-%
After fees waived and expenses absorbed[2]	5.18%[6]	5.95%	-%

Portfolio turnover rate	30%[5]	87%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Period Ended December 31, 2015*
Net asset value, beginning of period	$10.96	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.34	0.73	-
Net realized and unrealized gain on investments	0.26	1.03	-
Total from investment operations	0.60	1.76	-

Less Distributions:
From net investment income	(0.31)	(0.72)	-
From return of capital	-	(0.08)
Total distributions	(0.31)	(0.80)	-

Net asset value, end of period	$11.25	$10.96	$10.00

Total return[3]	5.58%[5]	18.46%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$66,739	$55,952	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.62%[6]	1.76%	-%
After fees waived and expenses absorbed[4]	1.35%[6]	1.35%	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	5.91%[6]	6.54%	-%
After fees waived and expenses absorbed[2]	6.18%[6]	6.95%	-%

Portfolio turnover rate	30%[5]	87%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

Note 1 – Organization
Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) (collectively referred to as the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.  The Fund commenced investment operations on September 30, 2014.  The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares.  Class T shares are not currently available for purchase.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income.  The Fund commenced operations on December 31, 2015, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”).  This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015.  Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund on January 1, 2016.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.  The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares.  Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Closed-End Funds
The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

(d) Municipal Bonds Risk
The underlying closed-end funds, in which the Tax Advantaged Fund invests in, primarily invest in municipal bonds.  Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest.  Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds.  If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

(e) Futures Contracts
The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts.  A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written.  The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.   The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

(f) Short Sales
The Funds and the CEFs held by the Funds may sell securities short.  Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Funds must borrow the security to make delivery to the buyer.  The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Funds.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Distributions to Shareholders
The Funds will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Funds’ average daily net assets.  The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Funds’ average daily net assets for Class A, Class C, and Institutional Class, respectively.  This agreement is in effect until April 30, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2017, the Advisor waived a portion of its advisory fees totaling $93,532, and $92,863 for the Tax Advantaged Income Fund and Opportunistic Income Fund, respectively.  The Advisor may recover from the Funds’ fees and/or expenses previously waived and/or absorbed if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below:

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

	Tax Advantaged Income Fund	Opportunistic Income Fund
2017	$89,109	$-
2018	206,171	-
2019	146,238	189,735
2020	93,532	92,863
Total	$535,050	$282,598

Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds does not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended June 30, 2017, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2017 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$155,000,794	$70,536,495

Gross unrealized appreciation	$2,956,792	$5,006,634
Gross unrealized depreciation	(4,052,446)	(582,642)
Net unrealized appreciation/(depreciation) on investments	$(1,095,654)	$4,423,992

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

As of December 31, 2016 the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Undistributed ordinary income	$455,619	$34,261
Undistributed long-term gains	1,141,239	-
Tax accumulated earnings	1,596,858	34,261

Accumulated capital and other losses	-	(297,893)
Unrealized appreciation on investments	(8,816,438)	2,870,855
Total accumulated earnings/(deficit)	$(7,219,580)	$2,607,223

The tax character of distribution paid during the fiscal years ended December 31, 2016, and December 31, 2015 were as follows:

	Tax Advantaged Income Fund		Opportunistic Income Fund
Distribution paid from:	2016	2015	2016	2015
Tax exempt income	$4,625,572	$2,007,489	$-	$-
Ordinary income	885,815	15,893	3,175,285	-
Long-term capital gains	-	-	-	-
Return of capital	-	-	349,367	-
Total distributions paid	$5,511,387	$2,023,382	$3,524,652	$-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The Tax Advantaged Income Fund designates $4,625,738 as tax-exempt dividends for the calendar year ended December 31, 2016.

As of December 31, 2016, The Funds had net capital loss carryovers as follows:

Not subject to expiration:	Tax Advantaged Income Fund	Opportunistic Income Fund
Short Term	$-	$-
Long Term	-	297,893
Total	$-	$297,893

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended December 31, 2016, the Tax Advantaged Income Fund utilized $68,018 of it’s capital loss carryover

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

Note 5 – Investment Transactions
For the six months ended June 30, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Tax Advantaged Income Fund	$96,265,784	$72,145,053
Opportunistic Income Fund	32,766,040	19,836,140

Note 6 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A and Class C shares.  For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares.  For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. During the six month period ending June 30, 2017, HRC did not receive any sales charges or distribution fees with respect to the Funds pursuant to the wholesaling agreement.

For the six months ended June 30, 2017, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2017, in valuing the Funds’ assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$152,445,682	$-	$-	$152,445,682
Short-Term Investments	1,459,458	-	-	1,459,458
Total Investments	$153,905,140	$-	$-	$153,905,140

Other Financial Instruments*
Futures Contracts	$(99,441)	$-	$-	$(99,441)
Total Other Financial Instruments	$(99,441)	$-	$-	$(99,441)

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

Opportunistic Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$70,487,690	$-	$-	$70,487,690
Exchange-Traded Funds	2,270,976			2,270,976
Short-Term Investments	2,201,821	-	-	2,201,821
Total Investments	$74,960,487	$-	$-	$74,960,487

Other Financial Instruments*
Futures Contracts	$62,641	$-	$-	$62,641
Total Other Financial Instruments	$62,641	$-	$-	$62,641

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Funds did not hold any Level 2 or Level 3 securities at period end.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Derivatives and Hedging Disclosures
FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. The Funds invested in futures contracts during the six months ended June 30, 2017.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of June 30, 2017 by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Tax Advantaged Income Fund	Unrealized appreciation/ depreciation on open futures contracts	Interest rate contracts	$162,056	$261,497
Opportunistic Income Fund	Unrealized appreciation/ depreciation on open futures contracts	Equity contracts	38,600	11,800
	Unrealized appreciation/ depreciation on open futures contracts	Interest rate contracts	46,594	10,753

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$(2,090,788)	$(2,090,788)
Opportunistic Income Fund
Futures contracts	(927,753)	(324,771)	(1,252,524)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$146,365	$146,365
Opportunistic Income Fund
Futures contracts	(126,037)	70,000	(56,037)

The number of contracts are included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of June 30, 2017 are as follows:

	Derivatives not designated as hedging instruments	Number of contracts
Tax Advantaged Income Fund
Futures contracts	Interest rate contracts	(667)
Opportunistic Income Fund
Futures contracts	Equity contracts	(135)
Futures contracts	Interest rate contracts	(160)

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Robinson Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

Note 13 - New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 14 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

Robinson Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements
At an in-person meeting held on June 13-15, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreements (the “Advisory Agreements”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) with respect to the Robinson Opportunistic Income Fund (the “Opportunistic Income Fund”) and the Robinson Tax Advantaged Income Fund (the “Tax Advantaged Fund”) for additional one-year terms from when they otherwise would expire.

At the same meeting the Board and the Independent Trustees also approved renewal of the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) between the Investment Advisor and Robinson Capital Management, LLC (the “Sub-Advisor”) with respect to the each of the Opportunistic Income Fund and the Tax Advantaged Income Fund for additional one-year terms from when they otherwise would expire.

The Advisory Agreements and the Sub-Advisory Agreements are referred to below as the “Fund Advisory Agreements.”  In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal of the Fund Advisory Agreements was in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background and experience of relevant personnel providing services to the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended March 31, 2017; and reports comparing the investment advisory fees and total expenses of each Fund with those of its Peer Group and Fund Universe.  The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements.  In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

Robinson Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•
The Opportunistic Income Fund’s total return for the one-year period was higher than the Peer Group and High Yield Bond Fund Universe median returns and the Bloomberg Barclays Global Aggregate Credit Index return.

•
The Tax Advantaged Fund’s total return for the one-year period was below the return of the Bloomberg Barclays Municipal Short-Intermediate 1-10 Year Index, and below the median returns of the Peer Group and Nontraditional Bond Fund Universe by 1.63%, 7.52%, and 8.05%, respectively.  The Trustees noted the Investment Advisor’s belief that a longer term comparison of the Fund’s performance to the Index may provide a more balanced analysis, and that as of March 31, 2017, the Fund’s two-year return was 2.80% compared to the Index’s 1.41% return; the inception to date cumulative return was 8.76% compared to the Index’s 4.04% return; and the inception to date annualized return for the Fund was 3.42% compared to the Index’s 1.60% return.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure.  In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Funds and oversees the Sub-Advisor with respect to the Funds’ operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring each Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management.  The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•
The Opportunistic Income Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and High Yield Bond Fund Universe medians by 0.10% and 0.50%, respectively.  The Trustees considered the Investment Advisor’s assertion that the Fund’s advisory fee is reasonable given the Fund’s investments in closed-end funds and use of hedging strategies, each of which requires relatively more work than the strategies of most of the funds in the Peer Group, as most of the Peer Group funds do not invest in closed-end funds or employ hedging strategies.  The Trustees noted that the Fund’s advisory fee is the same as the fee the Investment Advisor charges to manage another mutual fund in the Trust with similar objectives and policies as the Fund.

The meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.08% and 0.61%, respectively. The Trustees noted, however, that the average net assets of funds in the Peer Group and Fund Universe were significantly larger than the average net assets of the Fund.

•
The Tax Advantaged Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Nontraditional Bond Fund Universe medians by 0.10% and 0.45%, respectively.  The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given its investments in closed-end funds and use of hedging strategies, each of which requires relatively more work than the strategies of many of the funds in the Peer Group, as most of the Peer Group funds do not invest in closed-end funds or employ hedging strategies.  The Trustees noted that the Fund’s advisory fee is the same as the fee the Investment Advisor charges to manage another mutual fund in the Trust with similar objectives and policies as the Fund.

Robinson Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly higher than the Peer Group median by 0.01%, and higher than the Fund Universe median by 0.50%. The Trustees noted the Investment Advisor’s belief that the Fund’s acquired fund fees and expenses with respect to the Fund’s investments in closed-end funds is the main reason that the Fund’s expense ratio is in the highest quartile among the Peer Group funds, that many of the funds in the Peer Group do not invest exclusively in closed-end funds, and that many do not have any acquired fund fees and expenses.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Funds for the year ended March 31, 2017, noting that the Investment Advisor had waived portions of its advisory fee for each Fund, and determined that the Investment Advisor’s profit level with respect to each Fund was reasonable.  The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds (other than the receipt of its investment advisory fees), including benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.  The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Robinson Capital Management, LLC

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by the Sub-Advisor to the Funds.  In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds.  The Board also considered the overall quality of the Sub-Advisor’s organization and operations, and its compliance structure.  The Board’s observations regarding the performance of each Fund are described above.  The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to each Fund were satisfactory.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fees charged by the Sub-Advisor with respect to the Opportunistic Income Fund and the Tax Advantaged Fund, and noted that the sub-advisory fee charged to each Fund is lower than the fees charged by the Sub-Advisor to institutional clients for separately managed accounts utilizing the Sub-Advisor’s closed-end arbitrage strategy.  The Board noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fees.  The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor by each Fund under its Sub-Advisory Agreement was fair and reasonable in light of the services provided by the Sub-Advisor to the Fund.

Robinson Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Benefits to the Sub-Advisor
The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Funds (other than the receipt of its sub-advisory fees), including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to each Fund.

Robinson Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2017 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Tax Advantaged Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/17	6/30/17	1/1/17 – 6/30/17
Class A	Actual Performance	$1,000.00	$1,042.90	$8.10
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.86	8.00
Class C	Actual Performance	1,000.00	1,039.00	11.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.14	11.73
Institutional Class	Actual Performance	1,000.00	1,045.30	6.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	6.75

*
Expenses are equal to the Fund’s annualized expense ratios of 1.60%, 2.35% and 1.35% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Robinson Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended June 30, 2017 (Unaudited)

Opportunistic Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/17	6/30/17	1/1/17 – 6/30/17
Class A	Actual Performance	$1,000.00	$1,054.50	$8.14
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.87	7.99
Class C	Actual Performance	1,000.00	1,049.90	11.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.15	11.72
Institutional Class	Actual Performance	1,000.00	1,055.80	6.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.11	6.75

*
Expenses are equal to the Fund’s annualized expense ratios of 1.60%, 2.35% and 1.35% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Robinson Funds
Each a series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
100 Wall Street, 20th Floor
New York, New York 1000

Investment Sub-Advisor
Robinson Capital Management, LLC
63 Kercheval Avenue, Suite 111
Grosse Pointe Farms, Michigan 48236

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co- Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
2220 E. Route 66, Suite 226
Glendora, CA  91740

Distributor
Foreside Fund Services, LLC
 Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Robinson Tax Advantaged Income Fund – Class A	ROBAX	46141Q 105
Robinson Tax Advantaged Income Fund – Class C	ROBCX	46141Q 204
Robinson Tax Advantaged Income Fund – Institutional Class	ROBNX	46141Q 303
Robinson Opportunistic Income Fund – Class A	RBNAX	46141Q 576
Robinson Opportunistic Income Fund – Class C	RBNCX	46141Q 568
Robinson Opportunistic Income Fund – Institutional Class	RBNNX	46141Q 550

Privacy Principles of the Robinson Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Robinson Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at  www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (800) 207-7108. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If  you wish to receive individual copies of these documents, please call us at (800) 207-7108, (or contact your financial institution).  The Trust will begin sending you individual copies thirty days after receiving your request.

Robinson Funds
P.O. Box 2175
Milwaukee, WI  53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(b)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/8/17